Provision for Income Taxes	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes

NOTE 8 - PROVISION FOR INCOME TAXES

The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740 “Income Taxes”. ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

As of February 28, 2018, the Company had net operating loss carry forwards of approximately $2,085,872 that may be available to reduce future years’ taxable income through 2037. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements as their realization has not been determined likely to occur. Also, due to the change in control, there are annual limitations on future net operating loss carry forward deductions.

At February 28, 2018 and August 31, 2017, deferred tax assets consisted of:

	February 28, 2018	August 31, 2017
Net operating loss carryforwards	$438,033	$505,486
Valuation allowance	(438,033)	(505,486)
Deferred tax assets - net	$-	$-

As a result of the tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018. Accordingly, we have reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $292,022 from $730,055 to $438,033 as of February 28, 2018.

All tax years remain subject to examination by the respective tax authorities.

NOTE 8 - PROVISION FOR INCOME TAXES

The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740 “Income Taxes”. ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

As of August 31, 2017, the Company had net operating loss carry forwards of approximately $1,444,245 that may be available to reduce future years’ taxable income through 2037. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements as their realization has not been determined likely to occur. Also, due to the change in control, there are annual limitations on future net operating loss carry forward deductions.

All tax years remain subject to examination by the respective tax authorities.

At August 31, 2017 and 2016, deferred tax assets consisted of:

	August 31,
	2017	2016
Net operating loss caryforwards	$505,486	$357,611
Value allowance	(505,486)	(357,611)

Deferred tax assets – net	$-	$-